Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Net Income Per Share Presented in the Statement of Operations

The net income per share presented in the unaudited condensed consolidated statement of operations is based on the following:

	For the Three Months Ended September 30, 2024		For the Three Months Ended September 30, 2023
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net income	$12,041	$61,852	$468,578	$397,940

Denominators:
Basic and diluted weighted average shares outstanding	626,574	3,218,499	3,789,819	3,218,499
Basic and diluted net income per share	$0.02	$0.02	$0.12	$0.12
	Nine Months Ended September 30, 2024		Nine Months Ended September 30, 2023
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net income	$47,074	$218,675	$803,601	$373,191

Denominators:
Basic and diluted weighted average shares outstanding	692,839	3,218,499	6,930,461	3,218,499
Basic and diluted net income per share	$0.07	$0.07	$0.12	$0.12

The net income per share presented in the statement of operations is based on the following:

	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net income	$894,324	$535,095	$106,441	$38,748

Denominators:
Basic and diluted weighted average shares outstanding	5,379,201	3,218,499	7,972,527	2,902,212
Basic and diluted net income per share	$0.17	$0.17	$0.01	$0.01